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August 29, 2007	Dora Mao
(415) 773-5628
dmao@orrick.com
Via Edgar
Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	PASW, INC.
Registration Statement on Form SB-2

Ladies and Gentlemen:
On behalf of PASW, Inc., a Delaware corporation (the “Company”) (CIK: 1082324), for the purpose of registering shares of common stock of the Company under the Securities Act of 1933, as amended, we transmit for filing, through the Commission’s electronic filing system, the Company’s Registration Statement on Form S-3. The Company has previously wired $1,149 in payment of the filing fee to the Commission’s designated lock-box depository at Mellon Bank.
Please direct any comments or questions regarding this filing, to me at (650) 614-7455.
Very truly yours,
/s/ Lowell D. Ness
Lowell D. Ness